Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Consumer Discretionary Fund - Class A
Expense Example, No Redemption:
1 Year	$ 669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Consumer Discretionary Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,851
Fidelity Advisor Consumer Discretionary Fund - Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Consumer Discretionary Fund - Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738